ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2024
Summary of subsidiaries, VIE and VIE's subsidiaries

The Company’s subsidiaries, the VIE and VIE’s major subsidiaries as of December 31, 2024 were as follow:

Name	Later of date of establishment or acquisition	Place of establishment	Percentage of direct or indirect economic ownership	Principal activities

Subsidiaries:
BaiJiaHuLian HK	Aug 18, 2014	Hong Kong, China	100%	Holding company
Beijing Lexuebang	Jan 12, 2015	Beijing, China	100%	Education technical services
Wuhan Yuexuebang	May 25, 2020	Wuhan, China	100%	Education technical services
Beijing Yuexuebang	Nov 24, 2020	Beijing, China	100%	Education technical services
Chengdu Yuexuebang	Oct 20, 2023	Chengdu, China	100%	Education technical services
Shanghai Chuxuebang Network Technology Co., Ltd ("Shanghai Chuxuebang")	Feb 18, 2021	Shanghai, China	100%	Education technical services

VIE:
Beijing Gaotu	Jun 4, 2014	Beijing, China	100%	Education services

VIE's major subsidiaries:
Beijing GaoTuYunFan Technology Co., Ltd. ("GaoTuYunFan")	May 14, 2015	Beijing, China	100%	Education services
Beijing GaoTuYunJi Education Technology Co., Ltd. ("GaoTuYunJi")	Jul 18, 2017	Beijing, China	100%	Education services
Zhengzhou GaoTuYunJi Education Technology Co., Ltd. ("ZhengzhouGaoTu")	Jan 19, 2020	Zhengzhou, China	100%	Education services
Wuhan GaoTuYunJi Education Technology Co., Ltd. ("WuhanGaoTu")	Apr 1, 2020	Wuhan, China	100%	Education services
Chengdu GaoTuYunJi Education Technology Co., Ltd. ("ChengduGaoTu")	Sep 18, 2020	Chengdu, China	100%	Education services
Guangzhou XingHuo Online Computer Technology Co., Ltd. ("Guangzhou XingHuo")	Aug 18, 2022	Guangzhou, China	100%	Education services
Guangzhou GaoTu Technology Co., Ltd ("GuangzhouGaoTu")	Dec 9, 2022	Guangzhou, China	100%	Education services

Summary of financial information of VIE and VIE's subsidiaries after elimination of inter-company transactions and balances

The following financial information of the Company’s VIE and VIE’s subsidiaries after the elimination of inter-company transactions and balances as of December 31, 2023 and 2024, and for the years ended December 31, 2022, 2023 and 2024 was included in the accompanying consolidated financial statements:

	As of December 31,
	2023	2024
	RMB	RMB
Cash and cash equivalents	232,653	496,489
Restricted cash	33,901	5,222
Short-term investments	1,367,078	593,393
Inventory, net	24,596	36,401
Prepaid expenses and other current assets, net	586,392	392,016
Total current assets	2,244,620	1,523,521
Operating lease right-of-use assets	158,054	460,193
Property, equipment and software, net	517,599	622,641
Intangible assets, net	16,227	17,984
Land use right, net	26,568	25,762
Long-term investments	768,182	727,571
Goodwill	331	331
Deferred tax assets	11,312	—
Rental deposit	11,041	33,688
Other non-current assets	1,024	1,424
Total non-current assets	1,510,338	1,889,594
Total assets	3,754,958	3,413,115

Accrued expenses and other current liabilities	484,222	811,879
Deferred revenue, current portion	1,113,480	1,867,096
Operating lease liabilities, current portion	34,401	114,471
Income tax payable	4,210	606
Total current liabilities	1,636,313	2,794,052
Deferred revenue, non-current portion	124,141	218,797
Operating lease liabilities, non-current portion	121,277	337,258
Deferred tax liabilities	71,850	70,316
Total non-current liabilities	317,268	626,371
Total liabilities	1,953,581	3,420,423

1.
ORGANIZATION AND PRINCIPAL ACTIVITIES - continued

The VIE arrangements - continued

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues	2,498,214	2,960,813	4,552,921
Net income	555,880	598,211	39,838
Net cash generated from operating activities	558,050	919,990	1,227,747
Net cash (used in)/generated from investing activities	(87,007)	(1,157,633)	896,344
Net cash used in financing activities	—	—	—